Related Party Transactions (Related Party Transactions) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related party receivables	$ 8	$ 45
Related party payables	95	13
ETE And Its Subsidiaries
Related party receivables	5	1
Related party payables	94	11
HPC
Related party receivables	1	1
Related party payables	1	0
EPD And Its Subsidiaries
Related party receivables		42
Ranch JV
Related party receivables	2	0
Other
Related party receivables	0	1
Related party payables	$ 0	$ 2